Annual Operating Expenses {- Fidelity Managed Retirement Income Fund} - 07.31 Fidelity Managed Retirement Funds K Combo PRO-07 - Fidelity Managed Retirement Income Fund - Class K	Sep. 29, 2022
Operating Expenses:
Management fee	0.35%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.35%